16. Off-Balance Sheet Activities (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Expiration period for letters of credit	1 year
Letter of credit [Member]
Financial instrument off balance sheet risk exposure	$ 524	$ 700
Line of credit [Member]
Financial instrument off balance sheet risk exposure	39,572	38,605
Loans payable [Member]
Financial instrument off balance sheet risk exposure	$ 2,830	$ 2,210